CERTIFICATE OF AMENDMENT

TO

CERTIFICATE OF TRUST

OF

BLACKROCK HEDGE FUND GUIDED PORTFOLIO SOLUTION

This Certificate of Amendment to Certificate of Trust of BlackRock Hedge Fund Guided Portfolio Solution (the “Trust”) is being executed for the purpose of amending the Certificate of Trust of the Trust filed with the Office of the Secretary of State of the State of Delaware (the “State Office”) on November 20, 2020, pursuant to the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq. (the “Act”).

The undersigned hereby certifies as follows:

1.The name of the Trust is BlackRock Hedge Fund Guided Portfolio Solution.

2.The name of the Trust is hereby changed to BlackRock Alpha Strategies Fund.

3.This Certificate of Amendment to Certificate of Trust shall become effective on January 1,

2024.

IN WITNESS WHEREOF, the undersigned, being a trustee of the Trust, has duly executed this Certificate of Amendment in accordance with Section 3811 of the Act.

/s/ John M. Perlowski

Name: John M. Perlowski

Title: Trustee

17471591.1